Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Feb. 22, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Registrant Name	CITY HOLDING CO
Entity Central Index Key	0000726854
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		15,575,151
Trading Symbol	chco
Entity Public Float			$ 653.3
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes